CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Income (loss) for the year	$ 3,349	$ (23,731)
Items not affecting operating activities:
Interest income	(1,773)	(917)
Effect of exchange rate changes on cash and cash equivalents	579	(92)
Items not affecting cash:
Loss on revaluation of investments	3,757	5,008
Equity income from investments in associates	(2,890)	(2,761)
Share-based payments	3,429	3,624
Bonus shares issued	0	10
Gain on debt and receivable modification	(4,260)	0
Deferred income tax expense (recovery)	4,175	(3,110)
Depreciation	147	81
Depletion	5,637	2,418
Finance charges, net of settlement gains	5,247	2,016
Realized (gain) loss on sale of investments	350	(371)
Impairment charges	5,526	8,373
Shares received pursuant to property agreements	(947)	(2,038)
Unrealized foreign exchange (gain) loss	(2,624)	3,112
Changes in non-cash working capital items	(2,973)	316
Total cash provided by (used in) operating activities	16,729	(8,062)
Cash flows used in investing activities
Option payments received	473	507
Interest received on cash and cash equivalents	40	175
Dividends and other distributions	5,441	1,924
Loan receivable	0	(1,976)
Proceeds from loan repayment	2,544	439
Acquisition of royalty and other property interests, net	(484)	(33,831)
Purchase of investment in associated entity	(25,742)	(38,150)
Purchases of fair value through profit and loss investments, net	(1,912)	(1,289)
Purchase and sale of property and equipment, net	(699)	(162)
Reclamation bonds	362	(476)
Total cash used in investing activities	(19,977)	(72,839)
Cash flows from financing activities
Loans payable	0	43,195
Loan repayments	(11,486)	(1,171)
Proceeds from private placement	10,000	17,241
Share issue costs	(39)	(507)
Proceeds from exercise of options	1,037	1,122
Deferred financing costs	(38)	(351)
Total cash provided by (used in) financing activities	(526)	59,529
Effect of exchange rate changes on cash and cash equivalents	(579)	92
Change in cash and cash equivalents	(4,353)	(21,280)
Cash and cash equivalents, beginning	19,861	41,141
Cash and cash equivalents, ending	$ 15,508	$ 19,861